Provisions (Tables)	12 Months Ended
Mar. 31, 2023
Provisions [abstract]
Schedule of Reconciliation of Changes in Provisions	The movements in the provisions are as follows:

	JPY (millions)
	Litigation (Note 32)	Restructuring	Rebates and return reserves	Other	Total
As of April 1, 2021	¥73,395	¥32,297	¥377,772	¥26,562	¥510,026
Increases	28,235	12,193	835,096	24,826	900,351
Decreases (utilized)	(59,386)	(16,280)	(833,159)	(15,651)	(924,476)
Decreases (reversed)	(252)	(15,948)	(10,574)	(3,739)	(30,513)
Foreign currency translation differences	877	1,091	35,846	2,498	40,312
As of March 31, 2022	¥42,869	¥13,353	¥404,982	¥34,497	¥495,701
Increases	25,096	7,807	1,005,330	17,095	1,055,328
Decreases (utilized)	(3,981)	(12,098)	(953,287)	(16,538)	(985,905)
Decreases (reversed)	(95)	(1,066)	(25,624)	(11,200)	(37,985)
Foreign currency translation differences	402	956	33,813	2,019	37,190
As of March 31, 2023	¥64,290	¥8,951	¥465,214	¥25,874	¥564,329

Schedule of Restructuring Expenses	Restructuring expenses recorded for the fiscal years ended March 31, 2021, 2022 and 2023 are as follows:

	JPY (millions) For the Year Ended March 31
	2021	2022	2023
Cash:
Severance	¥28,031	¥15,230	¥10,605
Consulting fees	5,704	2,963	12,709
Other	70,742	65,163	33,601
Total	¥104,477	¥83,357	¥56,915
Non-Cash:
Depreciation and impairment	¥11,398	¥479	¥2,320
Total	¥115,875	¥83,836	¥59,234